VESSELS UNDER CAPITAL LEASES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Vessels	Dec. 31, 2010	Dec. 31, 2009
Components of vessels under capital leases, net:
Net book value	$ 501,904	$ 515,666
Number of leased shipping vessels		3
Depreciation and amortization expense	70,286	65,076
Vessels under capital leases
Components of vessels under capital leases, net:
Cost	600,395	599,671
Accumulated depreciation and amortization	98,491	84,005
Number of leased shipping vessels	3
Depreciation and amortization expense	16,600	16,100	45,900
Drydocking costs
Components of vessels under capital leases, net:
Cost	9,900	9,100
Accumulated depreciation and amortization	$ 4,900	$ 5,200